Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2015	2014

Prepaid expenses	$545	$674
Payment in advance	230	192
Other receivable	158	26
Interest receivable	94	293
Deferred income tax assets	26	17
Value-added-tax recoverable	4	19
Other	69	87

	$1,126	$1,308